Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Parenthetical) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Financing Receivables Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Direct Financing Lease, Lease Receivable	¥ 169	¥ 166